Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2013 Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2012 Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2014 Long Term Incentive Plans [Member] Minimum [Member]	Dec. 31, 2014 Long Term Incentive Plans [Member] Maximum [Member]	Dec. 31, 2014 Long Term Incentive Plans [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2013 Long Term Incentive Plans [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2014 Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2013 Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2012 Long Term Incentive Plans [Member] Performance Share Units [Member] Financial Performance Conditions [Member] USD ($)	Dec. 31, 2014 Long Term Incentive Plans [Member] Performance Share Units [Member] Market Performance Conditions [Member] USD ($)	Dec. 31, 2013 Long Term Incentive Plans [Member] Performance Share Units [Member] Market Performance Conditions [Member] USD ($)	Dec. 31, 2014 Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2013 Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Long Term Incentive Plans [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2014 Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2013 Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2012 Management Equity Stock Option Plan [Member] USD ($)	Dec. 31, 2014 Management Equity Stock Option Plan [Member] EUR (€)	Dec. 31, 2013 Management Equity Stock Option Plan [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for awards	4,800,000
Charges for plan	$ 123,000,000	$ 87,000,000	$ 44,000,000													$ 0	$ 1,000,000	$ 8,000,000
Expected life	6 years 3 months
Risk-free interest rate, minimum	0.80%	1.00%	0.80%
Risk-free interest rate, maximum	2.80%	1.90%	1.30%
Expected dividend payments	0
Volatility rate				45.00%	50.00%
Weighted average grant date fair value of stock options	$ 29.10	$ 17.83	$ 10.44
Intrinsic value of exercised options	129,000,000	41,000,000	7,000,000													74,000,000	71,000,000	8,000,000
Amount received on stock options exercised	55,000,000	34,000,000	9,000,000													86,000,000	142,000,000	6,000,000
Unrecognized compensation cost	62,000,000	67,000,000														0
Weighted-average period for recognition of compensation cost	1 year 9 months 18 days	2 years 10 months 24 days				1 year 9 months 18 days	1 year 9 months 18 days						1 year 9 months 18 days	2 years 4 months 24 days
Weighted average grant date fair value of units granted								$ 62.29	$ 39.59	$ 23.35	$ 39.29	$ 17.54	$ 63.42	$ 39.23	$ 23.31
Fair value of vested shares								70,000,000	27,000,000	1,000,000			110,000,000	57,000,000	21,000,000
Unrecognized compensation cost						$ 42,000,000	$ 44,000,000						$ 140,000,000	$ 98,000,000
Number of vested stock options																2,916,205				5,359,984
Weighted average exercise price of vested options																			€ 24.00	€ 24.95